Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Disclosure Of Detailed Information About Inventories	Inventories:

	December 31, 2017	December 31, 2016
Raw materials and consumables	$8,663	$13,039
Work-in-progress	4,694	1,879
Finished goods	2,440	654
Service inventory	1,495	1,656
	$17,292	$17,228